COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	May 31, 2016 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2017	$ 177,845
2018	177,845
2019	177,845
2020	177,845
2021	148,202
Thereafter	0
Total	$ 859,582